Lease Obligations	3 Months Ended
Jun. 30, 2011
Debt Disclosure [Abstract]
Lease Obligations

NOTE 7 – LEASE OBLIGATIONS

As part of the purchase of the AutoHire software product and associated assets acquired, the Company entered into two separate capital lease agreements.  The first lease calls for monthly lease payments of $2,238 with two months paid in advance and the remaining payments over 46 months.  The second lease calls for monthly lease payments of $2,221 for 36 months.

Future minimum lease payments are as follows:

Twelve months ended June 30

2011                       $30,908

2012                         53,508

2013                         46,845

2014                         11,190

Total                      $142,451